NOTE PAYABLE (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Total notes payable	$ 60,000	$ 60,000
Accrued interest	763	124
Current portion of note payable and accrued interest	60,763	60,124
Non-Related Party [Member] | Pubrelco Inc [Member]
Total notes payable	$ 60,000	$ 60,000